Fair value of financial instruments	6 Months Ended
Sep. 30, 2023
Fair value of financial instruments
Fair value of financial instruments

9   Fair value of financial instruments

The table below sets out the financial instruments held at fair value by the Group.

	30 September	31 March
	2023	2023
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	2,780	7,781
Debt and equity securities (included within Other investments)[2]	4,671	5,808
Derivative financial instruments (included within Trade and other receivables)[3,4]	5,273	6,124
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,329	903
	14,053	20,616

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[3,4]	1,792	1,422
	1,792	1,422

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.	Quoted debt and equity securities of €2,446 million (€2,794 million as at 31 March 2023) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. The remaining items are measured at fair value and the basis is Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
3.	Derivative financial assets include €31 million (€198 million as at 31 March 2023) of embedded derivative option for which the valuation basis is Level 3 classification where fair value is determined from inputs that are not based on observable market data (i.e unobservable inputs). The remaining items are also measured at fair value and the basis is Level 2 classification.
4.	€4,904 million (€5,642 million as at 31 March 2023) of derivative financial assets and €1,362 million (€1,116 million as at 31 March 2023) of derivative financial liabilities are classified as non-current.

The fair value of the Group's financial assets held at amortised cost approximates to fair value with the exception of non-current debt securities with a carrying value of €1,000 million (€999 million as at 31 March 2023) and a fair value of €769 million (€803 million as at 31 March 2023). Fair value is based on Level 2 of the fair value hierarchy which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The fair value of the Group’s financial liabilities held at amortised cost approximates to fair value with the exception of non-current bonds with a carrying value of €41,128 million (€39,512 million as at 31 March 2023) and a fair value of €34,913 million (€35,044 million as at 31 March 2023). Fair value is based on Level 1 of the fair value hierarchy using quoted market prices.

Level 3 financial instruments

The Group’s borrowings include €1,597 million (€1,485 million as at 31 March 2023) of bank borrowings that are secured against the Group’s shareholdings in Indus Towers and Vodafone Idea and will be repaid through the realisation of proceeds from those assets. This arrangement contains an embedded derivative option which has been separately fair valued. The 30 September 2023 valuation of the embedded derivative asset of €31 million (€198 million as at 31 March 2023) is presented within derivative assets within trade and other receivables in current assets in the consolidated statement of financial position.

The loss in the period of €167 million (€6 million gain in the six months ended 30 September 2022) on the revaluation of the embedded derivative option is recognised within financing costs in the consolidated income statement.

A Black Scholes model for European put options has been used as a valuation model and primarily uses market inputs (quoted share prices and volatilities for Indus Towers and Vodafone Idea) along with a strike price equal to the amount payable under the loan. The valuation includes an unobservable adjustment to reflect the potential timeframe to settle the loan and has been modelled using a range of potential durations up to 31 March 2025. As a result of this unobservable adjustment, the option is classified as a level 3 instrument under the fair value hierarchy. An increase/(decrease) in durations of six months to settle the loan would increase/(decrease) the derivative asset by €77 million/(€22 million).